EQUITY - Disclosure of changes in issued and outstanding share capital (Details)	6 Months Ended
Jun. 30, 2024 shares
Disclosure of classes of share capital [abstract]
Beginning Balance	13,394,136
Issuance of Common Shares	0
Ending Balance	13,394,136